Condensed Financial Information (Parent Company Only) Condensed Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 6,844	$ 5,219
Adjustments to reconcile net income to net cash provided by operating activities
Stock based compensation expense	8	9
Increase in other assets	(345)	(150)
Net cash provided by operating activities	3,472	7,358
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of investment securities available-for-sale	(8,742)	(31,426)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid	(4,457)	(4,457)
Issuance of common stock	12	26
Purchase of treasury stock	(36)	0
Net cash used by financing activities	18,805	25,362
Net decrease in cash and cash equivalents	22,129	10,089
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION
Interest paid	3,406	3,942
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	6,844	5,219
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income - Union	(2,290)	(777)
Stock based compensation expense	8	9
Increase in other assets	(95)	(55)
Decrease in other liabilities	(2)	(10)
Net cash provided by operating activities	4,465	4,386
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of investment securities available-for-sale	(7)	(14)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid	(4,457)	(4,457)
Issuance of common stock	12	26
Purchase of treasury stock	(36)	0
Net cash used by financing activities	(4,481)	(4,431)
Net decrease in cash and cash equivalents	(23)	(59)
CASH
Beginning of year	69	128
End of year	46	69
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION
Interest paid	$ 33	$ 26